Financial Instruments and Fair Value (Details) - Schedule of assets and liabilities are considered to have carrying amounts - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
At amortized cost
Trade receivables	$ 9,357	$ 4,582
Cash and cash equivalents	15,503	58,498
Total financial assets	24,860	63,080
At fair value:
Subtotal financial liabilities at fair value	55,864	2,427
At amortized cost:
Lease liabilities	4,263	3,464
Trade payables	10,178	7,455
Subtotal financial liabilities at amortized cost	49,971	23,011
Total financial liabilities	105,835	25,438
Level 3 [Member]
At fair value:
- GPS contingent consideration	52,881
- NovioGendix contingent consideration	1,182	1,617
- Innovatus derivative instrument	910
- Kreos derivative instrument	891	810
Level 2 [Member]
At amortized cost:
Loans and borrowings	$ 35,530	$ 12,092